Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Shareholders' Equity

14. Shareholders' Equity

Capital Stock

The General Partner has no equity interest in the Company and, therefore, does not participate in either the assets or the profits and losses of the Company. However, the General Partner is compensated for all outlays in connection with conducting the Company's business, including the remuneration of members of the management board and the supervisory board (see Note 3).

The general meeting of a partnership limited by shares may approve Authorized Capital (genehmigtes Kapital). The resolution creating Authorized Capital requires the affirmative vote of a majority of three quarters of the capital represented at the vote and may authorize the management board to issue shares up to a stated amount for a period of up to five years. The nominal value of any proposed increase of the Authorized Capital may not exceed half of the issued capital stock at the time of the authorization.

In addition, the general meeting of a partnership limited by shares may create Conditional Capital (bedingtes Kapital) for the purpose of issuing (i) shares to holders of convertible bonds or other securities which grant a right to shares, (ii) shares as the consideration in a merger with another company, or (iii) shares offered to management or employees. In each case, the authorizing resolution requires the affirmative vote of a majority of three quarters of the capital represented at the vote. The nominal value for any proposed increase of the Conditional Capital may not exceed half or, in the case of Conditional Capital created for the purpose of issuing shares to management and employees, 10% of the Company's issued capital at the time of the resolution.

All resolutions increasing the capital of a partnership limited by shares also require the consent of the General Partner in order for the resolutions to go into effect.

Following the conversion of all 3,975,533 outstanding preference shares into ordinary shares (approved at FMC-AG & Co. KGaA's Annual General Meeting (“AGM”) and Preference Shareholder Meeting held on May 16, 2013) in the amount of €3,976 ($4,465) on a 1:1 basis, subscribed capital at December 31, 2013 comprised solely ordinary shares. In addition, 32,006 options associated with the preference shares were converted into options associated with ordinary shares. At the time of preference share conversion, there were no dividend arrearages.

On July 5, 2013, the Company received a €27,000 ($34,784) premium from the largest former preference shareholder, a European financial institution, for the conversion of their preference shares to ordinary shares. This amount was recorded as an increase in equity.

Authorized Capital

By resolution of the AGM on May 11, 2010, the General Partner was authorized, with the approval of the supervisory board, to increase, on one or more occasions, the Company's share capital until May 10, 2015 up to a total of €35,000 through issue of new bearer ordinary shares for cash contributions, “Authorized Capital 2010/I”. Additionally, the newly issued shares may be taken up by financial institutions nominated by the General Partner with the obligation to offer them to the shareholders of the Company (indirect pre-emption rights). The General Partner is entitled, subject to the approval of the supervisory board, to exclude the pre-emption rights of the shareholders. However, such an exclusion of pre-emption rights will be permissible for fractional amounts. No Authorized Capital 2010/I has been issued at December 31, 2014.

In addition, by resolution of the AGM of shareholders on May 11, 2010, the General Partner was authorized, with the approval of the supervisory board, to increase, on one or more occasions, the share capital of the Company until May 10, 2015 up to a total of €25,000 through the issue of new bearer ordinary shares for cash contributions or contributions in kind, “Authorized Capital 2010/II”. The General Partner is entitled, subject to the approval of the supervisory board, to exclude the pre-emption rights of the shareholders. However, such exclusion of pre-emption rights will be permissible only if (i) in case of a capital increase against cash contributions, the nominal value of the issued shares does not exceed 10% of the nominal share value of the Company's share capital and the issue price for the new shares is at the time of the determination by the General Partner not significantly lower than the stock price in Germany of the existing listed shares of the same class and with the same rights or, (ii) in case of a capital increase against contributions in kind, the purpose of such increase is to acquire an enterprise, parts of an enterprise or an interest in an enterprise. No Authorized Capital 2010/II has been issued at December 31, 2014.

Authorized Capital 2010/I and Authorized Capital 2010/II became effective upon registration with the commercial register of the local court in Hof an der Saale on May 25, 2010.

Conditional Capital

By resolution of the Company's AGM on May 12, 2011, the Company's share capital was conditionally increased with regards to the 2011 Stock Option Plan (“2011 SOP”) by up to €12,000 subject to the issue of up to twelve million no par value bearer ordinary shares with a nominal value of €1.00 each. For further information, see Note 17.

By resolution of the Company's AGM on May 9, 2006, as amended by the AGM on May 15, 2007, resolving a three-for-one share split, the Company's share capital was conditionally increased by up to €15,000 corresponding to 15 million ordinary shares with no par value and a nominal value of €1.00. This Conditional Capital increase can only be effected by the exercise of stock options under the Company's Stock Option Plan 2006 with each stock option awarded exercisable for one ordinary share (see Note 17). The Company has the right to deliver ordinary shares that it owns or purchases in the market in place of increasing capital by issuing new shares.

Through the Company's other employee participation programs, the Company has issued convertible bonds and stock option/subscription rights (Bezugsrechte) to employees and the members of the Management Board of the General Partner and employees and members of management of affiliated companies that entitle these persons to receive shares. At December 31, 2014, 9,189,631 convertible bonds or options remained outstanding with a remaining average term of 4.59 years under these programs. For the year ending December 31, 2014, 2,108,521 options had been exercised under these employee participation plans (see Note 17).

As the result of the Company's three-for-one stock split for both then-outstanding preference and ordinary shares, which was approved by the shareholders at the AGM on May 15, 2007, on June 15, 2007 the Company's Conditional Capital was increased by $6,557 (€4,454). Conditional Capital available for all programs at December 31, 2014 is $25,932 (€21,359) which includes $14,569 (€12,000) for the 2011 SOP, $7,007 (€5,771) for the 2006 Plan and $4,356 (€3,588) for the 2001 Plan (see Note 17).

Treasury Stock

By resolution of the Company's AGM on May 12, 2011, the Company was authorized to conduct a share buy-back program to repurchase ordinary shares. On April 4, 2013, the Company issued an ad hoc announcement of a share buy-back program in the aggregate value of up to €385,000 (approximately $500,000). The buy-back started on May 20, 2013 and was completed on August 14, 2013 after 7,548,951 shares had been repurchased in the amount of €384,966 ($505,014). These shares are restricted treasury stock which means there are no associated dividends or voting rights. These treasury shares will be used solely to either reduce the registered share capital of the Company by cancellation of the acquired shares, or to fulfill employee participation programs of the Company.

The following tabular disclosure provides the monthly detail of shares repurchased during the buy-back program, which ended on August 14, 2013:

Period	Average price paid per share		Total number of shares purchased as part of publicly announced plans or programs	Total Value of Shares Repurchased
	in €	in $(1)		in €(3)	in $(2), (3)
				(in thousands)
May 2013	52.96	68.48	1,078,255	57,107	73,842
June 2013	53.05	69.95	2,502,552	132,769	175,047
July 2013	49.42	64.63	2,972,770	146,916	192,124
August 2013	48.40	64.30	995,374	48,174	64,001
Total	51.00	66.90	7,548,951	384,966	505,014

(1) The dollar value is calculated using the daily exchange rate for the share repurchases made during the month.
(2) The value of the shares repurchased in Dollar is calculated using the total value of the shares purchased in Euro converted using the daily exchange rate for the transactions.
(3) This amount is inclusive of fees (net of taxes) paid in the amount of approximately $106 (€81) for services rendered.

Dividends

Under German law, the amount of dividends available for distribution to shareholders is based upon the unconsolidated retained earnings of Fresenius Medical Care AG & Co. KGaA as reported in its balance sheet determined in accordance with the German Commercial Code (Handelsgesetzbuch). In addition, the payment of dividends by FMC-AG & Co. KGaA is subject to limitations under the Amended 2012 Credit Agreement (see Note 11).

Cash dividends of $317,903 for 2013 in the amount of €0.77 per ordinary share were paid on May 16, 2014.

Cash dividends of $296,134 for 2012 in the amount of €0.77 per then-outstanding preference share and €0.75 per ordinary share were paid on May 17, 2013.

Cash dividends of $271,733 for 2011 in the amount of €0.71 per then-outstanding preference share and €0.69 per ordinary share were paid on May 11, 2012.